Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Cash flows from operating activities
(Loss)/profit before tax	RM 6,345,785	$ 1,419,797	RM 5,110,267	RM (289,865)
Adjustments for:
Finance costs	1,668,770	373,368	503,211	90,649
Commission fee for redeemable convertible preference shares			137,912
Loss on redeemable convertible preference shares redemption			704,900
Contribution by a shareholder			120,000	120,000
Other expenses	857	192		89,524
Depreciation charge of property, plant and equipment	89,117	19,939	47,055	11,629
Depreciation of right-of-use assets	480,114	107,420	236,272	74,661
Amortization of intangible assets	243,183	54,409	16,106	7,000
Credit loss on trade receivables	661,263	147,950	66,915	15,682
Changes in assets and liabilities
Increase in trade receivables	(21,819,002)	(4,881,755)	(13,855,955)	(1,353,359)
(Increase)/decrease in prepayments, deposits and other receivables	298,864	66,867	(509,268)	(32,373)
Increase in amounts due from related companies	(40,619)	(9,088)	(800)	(3,500)
(Increase)/decrease in development costs			2,151,248	(2,151,248)
Increase in other payables	863,278	193,149	105,021	73,738
Increase/(decrease) in amounts due to related companies	678,900	151,896	(21,721)	81,721
Increase in trade payables	11,791,451	2,638,204	1,779,550	492,883
Income tax paid	(320,690)	(71,751)
Net cash (used in)/generated from operating activities	941,271	210,597	(3,409,287)	(2,772,858)
Cash flows from investing activities
Payments for purchases of property, plant and equipment	(97,550)	(21,826)	(217,284)	(29,310)
Payments for purchases of intangible assets-related parties	(6,387,602)	(1,429,154)	(684,684)
Payments for purchases of intangible assets-third parties	(335,476)	(75,059)	(1,021,986)	(60,000)
Advance to related parties			(704,196)	(2,580)
Net cash used in investing activities	(6,820,628)	(1,526,039)	(2,628,150)	(91,890)
Cash flows from financing activities
Payment of IPO related costs	(621,400)	(139,031)	(1,147,842)
Proceeds from capital injection from shareholders			820,000	910,000
Advances received from/(repayment to) a related party	(37,431)	(8,375)	1,042,409	130,038
Proceeds from/(repayment of) shareholder’s loan	(70,925)	(15,869)	1,363,000
Proceeds from bank borrowing			69,000
Payment of principal element of bank borrowing	(14,914)	(3,337)	(1,914)
Payment of interest element of bank borrowing	(4,056)	(907)	(796)
Proceeds from the issue of ordinary shares	39,450	8,826
Proceeds from the issue of redeemable convertible preference shares	7,989,890	1,787,647	3,609,483	2,000,000
Payment of redeemable convertible preference shares commission fee			(137,912)
Interest paid for redeemable convertible preference shares	(355,394)	(79,515)	(175,000)	(25,000)
Advances received for redeemable convertible preference shares			918,274
Payment of capital element of lease liabilities	(339,747)	(76,015)	(161,857)	(75,061)
Payment of interest element of lease liabilities	(253,389)	(56,693)	(124,157)	(4,711)
Net cash generated from financing activities	6,332,084	1,416,731	6,072,688	2,935,266
Effect of foreign currency exchange rate	(171,388)	(38,346)
Net increase in cash	281,339	62,943	35,251	70,518
Cash – beginning of the year	109,161	24,427	73,910	3,392
Cash – end of the year	RM 390,500	$ 87,370	RM 109,161	RM 73,910